Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail)	9 Months Ended
Sep. 30, 2016 USD ($)
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, notional amount	$ 670,829,000
Effective date	Aug. 31, 2007
Ending date	Aug. 31, 2017
5.6400% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 670,829,000
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	$ 428,525,000
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 428,525,000
5.9450% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.945%
Derivative, notional amount	$ 135,634,000
Effective date	Jan. 30, 2014
Ending date	May 31, 2019
5.9450% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 135,634,000
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	$ 155,600,000
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 155,600,000
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, notional amount	$ 87,100,000
Effective date	Jul. 03, 2006
Ending date	Feb. 26, 2021
5.2600% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 87,100,000
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, notional amount	$ 24,000,000
Effective date	Apr. 30, 2007
Ending date	May 29, 2020
5.1700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 24,000,000
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Derivative, notional amount	$ 0
Effective date	Aug. 31, 2017
Ending date	Nov. 28, 2025
5.8700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 620,390,000